Members' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Members' Equity [Abstract]
Schedule of Common Units Issued and Outstanding
At December 31, 2020 and 2019 and September 30, 2021 (unaudited) the common units issued and outstanding were:

	December 31, 2020	December 31, 2019	September 30, 2021
			(unaudited)
Voting Class A Common Units	26,000,000	26,000,000	26,000,000
Non-Voting Class B Common Units	17,333,333	17,333,333	17,333,333
Non-Voting Class C Common Units	154,250	34,250	175,500

Total	43,487,583	43,367,583	43,508,833